UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number:			Date of Notification:

	811-24146			September 16, 2026

2.	Exact name of investment company as specified in registration statement:

VanEck CLO Opportunities Fund

3.	Address of principal executive office: (number, street, city, state, zip code)

666 Third Avenue, 9th Floor
New York, New York 10017

4.	Check one of the following:

	A.	[ X ]	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

	B.	[ ]	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

	C.	[ ]	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

			By:	/s/ Laura I. Martinez
Laura I. Martinez
Vice President

VanEck CLO Opportunities Fund

NOTICE OF QUARTERLY REPURCHASE OFFER

If you own shares through a broker and wish to sell your shares, contact your broker or financial professional.

IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE.

September 16, 2026

Dear Shareholder,

Thank you for your investment. The purpose of this notice is to announce a quarterly repurchase offer for the VanEck CLO Opportunities Fund (the “Fund”). As an interval fund, the Fund provides limited liquidity to shareholders through repurchase offers conducted once each calendar quarter pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”). You will receive a notice similar to this once per quarter. The Fund offers to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period begins on September 16, 2026 and ends, unless extended, at 4:00 p.m., Eastern Time, on October 16, 2026 (the “Repurchase Request Deadline”).

If your shares are held at your financial adviser, broker dealer, or other financial intermediary, please contact them for assistance in order to request a repurchase prior to the repurchase deadline date specified in the offer.

All Repurchase Request Forms must be completed in proper form and received by Ultimus Fund Solutions, LLC (the “Transfer Agent”) by 4:00 p.m., Eastern Time, on the Repurchase Request Deadline to be effective.

For the terms of the offer, please refer to the attached Repurchase Offer, or you may call us at 800.826.2333.

Sincerely,
VanEck CLO Opportunities Fund

The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form to the Transfer Agent prior to the Repurchase Request Deadline, the Fund will not repurchase your shares (or any portion of them) until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Your shares will remain subject to net asset value fluctuation during that time.

VanEck CLO Opportunities Fund — Repurchase Offer

September 16, 2026

1. The Offer. The VanEck CLO Opportunities Fund (the “Fund”) is offering to repurchase, for cash, up to 5% of its issued and outstanding common shares of beneficial interest as of the Repurchase Request Deadline (as defined below) (the “Repurchase Offer Amount”) at a price equal to the net asset value per share (“NAV”) of the applicable class of shares as determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on the Repurchase Pricing Date (as defined below). The purpose of this offer is to provide a limited degree of liquidity to shareholders, since no secondary market exists for the Fund’s shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions of this Repurchase Offer and the Fund’s currently effective prospectus and statement of additional information, as amended or supplemented.

2. Net Asset Value. The NAV per share for Class I shares of the Fund on September 9, 2026 was $25.35. This NAV was computed no more than seven days before the date of this notice. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date. The NAV can fluctuate prior to that time; therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the NAV on the date on which you return the attached repurchase request form (the “Repurchase Request Form”). The most current NAV may be obtained by calling the Adviser at 800.826.2333. The Fund’s shares are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. All Repurchase Request Forms must be received in proper form by the Transfer Agent by 4:00 p.m., Eastern Time, on October 16, 2026. If you hold your shares through a financial adviser, broker, dealer or other financial intermediary (an “Authorized Intermediary”), you will need to ask your Authorized Intermediary to submit your repurchase request for you by the same deadline. Your Authorized Intermediary will tender your shares to the Fund on your behalf. You should be sure to advise your Authorized Intermediary of your intentions in a timely manner. The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in properly completed form to the Fund, or in the form requested by your Authorized Intermediary, by the Repurchase Request Deadline or your Authorized Intermediary fails to submit your request to the Fund by the Repurchase Request Deadline, you will be unable to sell your shares to the Fund until a subsequent repurchase offer, and you will have to resubmit your request for that offer. You may withdraw or change your repurchase request at any point before the Repurchase Request Deadline as described in paragraph 7 below.

4. Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on October 16, 2026 (the “Repurchase Pricing Date”), which is the same date as the Repurchase Request Deadline. This NAV may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5. Repurchase Payment Deadline. The Fund will typically pay shareholders for shares accepted for repurchase between one and three business days after the Repurchase Pricing Date, and in no event more than seven (7) calendar days after the Repurchase Pricing Date (the “Repurchase Payment Deadline”). Payment will be made by check to the shareholder’s address of record or credited directly to a predetermined bank account. Repurchase payments are expected to occur in January, April, July and October of each year.

6. Increase in Number of Shares Repurchased; Proration. If shareholders tender for repurchase more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of common shares not to exceed 2.00% of the Fund’s outstanding common shares on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding common shares on the Repurchase Request Deadline, the Fund will repurchase the common shares tendered on a pro rata basis. There is no assurance that you will be able to sell as many of your shares as or when you desire to sell. If proration is necessary, the number of shares each shareholder asked to have repurchased will, as a general rule, be reduced by the same percentage. If any shares tendered to the Fund are not repurchased because of proration, shareholders will have to wait until the next repurchase offer and submit a new repurchase request, and such repurchase requests will not be given any priority over other requests. Thus, there is a risk that the Fund may not purchase all of the shares that a shareholder tenders for repurchase in this offer or in any subsequent repurchase offer, and the NAV is likely to fluctuate between repurchase offers. However, the Fund may accept all common shares tendered for repurchase by shareholders who own fewer than 100 shares and who tender all of their shares, before prorating other amounts tendered. With respect to any required minimum distribution from an individual retirement account (“IRA”) or other qualified retirement plan, it is the obligation of the shareholder to determine the amount of any such required minimum distribution and to otherwise satisfy the required minimum.

7. Withdrawal or Modification. Tenders of shares may be withdrawn or modified by a shareholder, or an Authorized Intermediary on such shareholder’s behalf, with a proper instruction submitted in good form, at any time prior to the Repurchase Request Deadline. In the event you decide to modify or withdraw your tender, you should provide your Authorized Intermediary with sufficient notice prior to the Repurchase Request Deadline.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the trustees who are not “interested persons” of the Fund as defined in the 1940 Act, in limited circumstances, such as the following:
–if the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended;
–for any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;
–for any period during which an emergency exists as a result of which disposal by the Fund of securities it owns is not reasonably practicable, or during which it is not reasonably practicable for the Fund to determine its NAV fairly; and

–for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

You will be notified if the Fund suspends or postpones the offer, and you will be notified again if the Fund resumes the offer.

9. Tax Consequences. You should review the tax information in the Fund’s prospectus and statement of additional information and consult your tax adviser regarding the specific consequences to you, including potential state and local tax consequences, of participating in the repurchase. Generally, a tender of shares to the Fund will be treated as a taxable event, and any gain or loss will be treated as a capital gain or loss, either short-term or long-term, depending on the length of time the shares have been held by you. Any loss realized on shares held for six months or less may be subject to special treatment, and all or a portion of a loss may be disallowed under the “wash sale” rules to the extent you acquire shares (including through reinvested distributions) within 30 days before or after the repurchase. Federal tax withholding could apply to the repurchase in certain circumstances, including situations where the tendering shareholder has not submitted a valid Form W-9 (for United States persons including resident alien individuals) or Form W-8 (for non-U.S. shareholders) to the Fund.

10. No Repurchase Fee; Fee for Wire Transfer; Fees Charged by Intermediaries. The Fund will not charge a repurchase fee in connection with this Repurchase Offer. Shareholders who request that repurchase proceeds be paid by wire transfer will, however, be assessed the Transfer Agent’s outgoing wire transfer fee at prevailing rates (currently $15). Notwithstanding the foregoing, if your Shares are held for you by an Authorized Intermediary, such Authorized Intermediary may charge a transaction fee for submitting a repurchase request for you.

11. Documents in Proper Form. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion, and that determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, to purchase, or to pay for any shares if, in the opinion of the Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. Subject to compliance with Rule 23c-3 under the 1940 Act, the Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such time as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

12. Repurchase Offer Consequences; Expenses. Repurchases of shares will have the effect of decreasing the size of the Fund and increasing both the proportionate interest in the Fund of shareholders who do not tender shares and the Fund’s expenses as a percentage of average net assets. A reduction in the aggregate assets of the Fund may result in shareholders who do not tender shares bearing higher costs to the extent that certain expenses borne by the Fund are relatively fixed and may not decrease if assets decline. Payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than it otherwise would, potentially resulting in losses, and may increase the Fund’s portfolio turnover. Further, interest on any borrowings to finance share repurchase transactions may reduce the Fund’s returns. These effects may be reduced or eliminated to the extent that additional subscriptions for shares are made from time to time.

None of the Fund, Van Eck Associates Corporation (the “Adviser”), the Transfer Agent, Van Eck Securities Corporation (the “Distributor”), nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Adviser, the Transfer Agent, nor the Distributor is or will be obligated to ensure that your financial professional, or any broker-dealer or other third party through which your shares may be held or registered, submits this Repurchase Offer to you or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor the Board makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether to tender shares and, if so, how many shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this Repurchase Offer, or to give any information or make any representations in connection with this Repurchase Offer other than those contained herein, in the Repurchase Request Form, or in the Fund’s currently effective prospectus or statement of additional information, as amended or supplemented. If given or made, such recommendation, information or representation may not be relied upon as having been authorized by the Fund. For additional information about this Repurchase Offer, contact your financial professional or call 800.826.2333.

VanEck CLO Opportunities Fund — Repurchase Request Form
All sections must be fully completed in order to process your request.
For delivery by regular mail:
VanEck CLO Opportunities Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246
For delivery by registered, certified or express mail, by overnight courier or by personal delivery:
VanEck CLO Opportunities Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246
Questions regarding this form: 833.982.8836
A. Beneficial Owner(s) Information
Name: _______________________________________________
Address: ____________________________________________
(Street) / (City, State) / (Zip)
Social Security or Tax ID No.: __________________ Telephone No.: __________________
Fund shares are held through an IRA or other qualified pension account: ☐ Yes ☐ No
VanEck CLO Opportunities Fund Account No. (if known): __________________________
Registered Holder Information (if different from above; print name exactly as it appears on the subscription agreement or as indicated on the stock ledger maintained by the Transfer Agent). For positions registered in the name of a custodian, the signature of the custodian is required in Section E.
Name of Registered Holder: ____________________________________
Address: ____________________________________________
Tax ID No.: __________________ Telephone No.: __________________
B. Number of Shares Being Tendered (select one)
☐ All shares owned
☐ Other number of shares: __________________________
If the redemption being requested is due to the death of a shareholder, please call 833.982.8836 regarding any additional documents that may be required.
C. Remittance Information (select one, if applicable)
If no option is selected, (i) all proceeds from tenders processed for custodial accounts will be remitted to the custodian and (ii) all proceeds from tenders processed for non-custodial accounts will be remitted to the address of record for the owner(s).
☐ Remit payment in the name of the owner(s) to the address of the owner(s) or custodian of record, as applicable, on record with the Fund.
☐ Remit payment in the name of the owner(s) directly to the bank account of the owner(s) or custodian of record, as applicable, on record with the Fund. If no such bank account information is on record, payment will be remitted to the address of the owner(s) or custodian of record.
☐ Remit payment to, and in the name of, the following third party:

Name: __________________ Address: ______________________________
☐ Remit payment to the following bank account via wire or ACH:
Bank Name: __________________ Bank Routing No.: __________________
Bank Account No.: __________________ Account Holder Name: __________________
Account Holder Social Security or Tax ID No.: __________________
Note: Proceeds paid by wire transfer are subject to the Transfer Agent’s outgoing wire transfer fee at prevailing rates (currently $15).
D. Cost Basis Information (required for tax reporting)
Federal law requires the Fund to report cost basis, gain/loss and holding period to the Internal Revenue Service when “covered” shares are repurchased. The Fund’s default tax lot identification method is the average cost method. If the owner(s) does not select a method below, the Fund will use the average cost method. The Fund’s default method may not be the most tax-advantageous method, and the owner(s) may wish to consult a financial or tax adviser before completing this section.
☐ Average Cost (Fund default) — averages the cost of all shares in the account to determine cost basis.
☐ First-In, First-Out (FIFO) — uses the first lots purchased into the account to determine cost basis.
☐ Specific Share Identification — indicate the number of shares and date of purchase for each lot to be repurchased. To the extent all shares tendered are not accepted, the Fund will use the shares listed in the first row and proceed to subsequent rows as necessary.

Number of Shares	Date of Purchase

E. Signature(s)
I certify that I have full authority to surrender the above-described shares for repurchase and that the information set forth above is accurate and complete.
Signature of Owner: ____________________________ Date: ______________
Print Name: ____________________________________
Signature of Co-Owner (if any): __________________ Date: ______________
Print Name: ____________________________________
Registered Holder Signature (if applicable): __________ Date: ______________
Print Name: __________________________ Title (if applicable): ______________

REQUESTS TO WITHDRAW OR MODIFY ANY REQUEST TO REPURCHASE SHARES MAY BE SUBMITTED AT ANY TIME PRIOR TO 4:00 P.M., EASTERN TIME, ON OCTOBER 16, 2026 BUT NOT THEREAFTER.